Segmentation of key figures (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 47,445	$ 44,751	$ 42,338
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 77,701	$ 98,061
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 17,933	$ 17,259	$ 15,760
Net sales (in % of total net sales)	38.00%	39.00%	37.00%
Total of selected non-current assets	$ 46,103	$ 55,913
Selected non-current assets (in % of total selected non-current assets)	59.00%	57.00%
Americas [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 19,713	$ 18,032	$ 17,485
Net sales (in % of total net sales)	41.00%	39.00%	41.00%
Total of selected non-current assets	$ 29,389	$ 39,082
Selected non-current assets (in % of total selected non-current assets)	38.00%	40.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,799	$ 9,460	$ 9,093
Net sales (in % of total net sales)	21.00%	22.00%	22.00%
Total of selected non-current assets	$ 2,209	$ 3,066
Selected non-current assets (in % of total selected non-current assets)	3.00%	3.00%